Risk management - Disclosure of concentrations, Spain real estate business (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets	€ 193,716	€ 163,853	€ 176,554
Spain | Real estate operations in Spain | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,328
Spain | Real estate operations in Spain | Gross carrying amount | Without mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	43
Spain | Real estate operations in Spain | Gross carrying amount | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	2,285
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	1,138
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | Residential
Disclosure of credit risk exposure [line items]
Financial assets	674
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | Other
Disclosure of credit risk exposure [line items]
Financial assets	464
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	1,110
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Residential
Disclosure of credit risk exposure [line items]
Financial assets	1,103
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Other
Disclosure of credit risk exposure [line items]
Financial assets	7
Spain | Real estate operations in Spain | Gross carrying amount | Land | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	37
Spain | Real estate operations in Spain | Gross carrying amount | Land | Developed consolidated land
Disclosure of credit risk exposure [line items]
Financial assets	25
Spain | Real estate operations in Spain | Gross carrying amount | Land | Other land
Disclosure of credit risk exposure [line items]
Financial assets	€ 12